Shareholder Report, Line Graph (Details) - USD ($)	1 Months Ended	4 Months Ended	7 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025
C000259935
Account Value [Line Items]
Accumulated Value	$ 10,040	$ 11,020	$ 11,760
T. Rowe Index: MSCI All Country World Index Net
Account Value [Line Items]
Line Graph and Table Measure Name				Regulatory Benchmark
Accumulated Value	10,240	11,021	11,384
T. Rowe Index: Morningstar Global Upstream Natural Resources Index Net
Account Value [Line Items]
Line Graph and Table Measure Name				Strategy Benchmark
Accumulated Value	$ 10,032	$ 11,036	$ 11,678